Fair Valuation of Share Based Compensation - Summary Of Weighted Average Fair Value For Share Options Outstanding (Detail)	6 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Loan Funded Share Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	1.56%
Expected term	6 months
Expected volatility	60.00%
Dividend yield	0.00%
Grant value fair value per share	$ 1.19
Share price	$ 1.68
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $	$ 2,956,798
Employee Share Scheme
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	2.55%
Expected term	1 year
Grant value fair value per share	$ 6.19
Share price	$ 1.68
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $	$ 0
Long Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	4.27%
Expected term	1 year 8 months 15 days
Grant value fair value per share	$ 5.01
Share price	$ 1.68
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $	$ 0
Short Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	3.93%
Expected term	1 year
Grant value fair value per share	$ 1.68
Share price	$ 1.68
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $	$ 0